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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:  811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Brokerage Cash Reserves
ING Money Market Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Brokerage Cash Reserves(1)	as of June 30, 2007 (Unaudited)

Principal Amount			Value
CERTIFICATE OF DEPOSIT: 1.4%
$5,100,000		Mizuho Corporate Bank, 5.310%, due 07/17/07	$5,100,000

		Total Certificate of Deposit
		(Cost $5,100,000)	5,100,000

COLLATERALIZED MORTGAGE OBLIGATION: 0.8%
2,750,000	@@, #, C	Cheyne High Grade ABS CDO Ltd., 5.370%, due 11/13/07	2,750,000

		Total Collateralized Mortgage Obligations
		(Cost $2,750,000)	2,750,000

COMMERCIAL PAPER: 35.8%
14,500,000	@@, #	ASB Finance Ltd., 5.100%, due 01/25/08	14,264,704
1,500,000		Bank of America Corp., 5.260%, due 09/21/07	1,482,028
1,569,000		Barton Capital Corp., 5.280%, due 07/10/07	1,566,929
2,430,000		Cafco, LLC, 5.280%, due 07/17/07	2,424,298
16,404,000	#	Concord Minutemen Capital Co., LLC, 5.260%, due 07/27/07	16,361,917
16,000,000		Crown Point Capital Corp., 5.305%, due 07/09/07	15,964,560
14,500,000		Duke Funding High Grade I Ltd., 5.290%, due 07/06/07	14,475,577
2,500,000		Jupiter Securitization Corp., 5.350%, due 07/12/07	2,495,913
16,000,000		Monument Gardens Funding, LLC, 5.335%, due 08/02/07	15,924,125
3,500,000		Old Line Funding, LLC, 5.300%, due 07/25/07	3,487,633
8,000,000		Park Avenue Receivables Corp., 5.300%, due 07/16/07	7,982,333
400,000		Soceite Generale, 5.210%, due 11/26/07	391,433
12,500,000	#	St. Germain Holdings Ltd., 5.290%, due 07/11/07	12,479,487
2,000,000		Thunder Bay Funding LLC, 5.310%, due 07/09/07	1,997,640
16,000,000		Tulip Funding Corp., 5.335%, due 07/31/07	15,960,871
350,000		Westpac Banking Corp., 5.280%, due 07/12/07	349,435
2,000,000		Westpac Securities New Zealand, 5.255%, due 07/27/07	1,992,410
607,000		Yorktown Capital LLC, 5.330%, due 07/23/07	605,023

		Total Commercial Paper
		(Cost $130,206,316)	130,206,316

CORPORATE NOTES: 58.9%
1,000,000	@@	Alliance & Leicester PLC, 5.435%, due 01/14/08	1,000,387
1,500,000		Allstate Life Global Funding II, 5.320%, due 08/27/08	1,500,138
650,000		Allstate Life Global Funding II, 5.337%, due 07/30/07	649,067
2,100,000	#	Allstate Life Global Funding II, 5.476%, due 06/20/08	2,041,674
900,000		American Express Bank FSB, 5.290%, due 08/10/07	899,989
5,000,000		American Express Centurion, 5.310%, due 11/15/07	5,000,179
3,000,000		American Express Centurion, 5.320%, due 08/20/08	3,000,057
1,200,000		American Express Centurion, 5.400%, due 11/16/07	1,200,444
1,000,000		American Express Credit Corp., 5.340%, due 12/12/07	1,000,176
5,420,000		American General Finance Corp., 5.292%, due 11/15/07	5,404,213
4,600,000	#, C	American General Finance Corp., 5.370%, due 08/15/08	4,599,977
7,100,000		American General Finance Corp., 5.470%, due 08/16/07	7,101,287
900,000		American General Finance Corp., 5.480%, due 01/18/08	900,700
4,518,000	#	American Honda Finance Corp., 5.351%, due 03/11/08	4,483,050
1,150,000	#	American Honda Finance Corp., 5.380%, due 02/04/08	1,150,573
700,000	@@, #	ANZ National Bank, 5.302%, due 05/16/08	693,894
1,800,000	@@, #	Banco Santander Totta, 5.330%, due 08/15/08	1,800,085
2,500,000		Bank of America N.A., 5.315%, due 12/04/07	2,499,902

PORTFOLIO OF INVESTMENTS
Brokerage Cash Reserves(1)	as of June 30, 2007 (Unaudited) (continued)

Principal Amount			Value
CORPORATE NOTES (continued)
$2,000,000	#	Bank of New York Co., Inc., 5.380%, due 05/27/08	$2,000,000
1,000,000		Bank of New York Co., Inc., 5.428%, due 09/01/07	997,466
508,000		Bear Stearns Cos., Inc., 5.289%, due 12/15/07	511,265
455,000		Bear Stearns Cos., Inc., 5.332%, due 08/15/07	456,344
2,000,000		Bear Stearns Cos., Inc., 5.370%, due 08/01/07	2,000,063
3,325,000		Bear Stearns Cos., Inc., 5.380%, due 08/28/08	3,325,000
3,400,000		Bear Stearns Cos., Inc., 5.400%, due 08/04/08	3,400,000
1,000,000		Bear Stearns Cos., Inc., 5.420%, due 01/15/08	1,000,640
1,000,000		Bear Stearns Cos., Inc., 5.465%, due 01/31/08	991,683
1,000,000		Bear Stearns Cos., Inc., 5.510%, due 04/29/08	1,001,373
3,200,000		Canadian Imperial Bank of Commerce, 5.360%, due 02/14/08	3,200,705
3,000,000		Citigroup Funding, Inc., 5.360%, due 03/14/08	3,000,872
3,500,000		Credit Suisse, 5.320%, due 03/14/08	3,500,000
1,000,000		Credit Suisse, 5.470%, due 06/02/08	1,001,163
3,500,000	@@, #	Danske Bank A/S, 5.290%, due 08/20/08	3,499,702
8,250,000	@@	Deutsche Bank, 5.360%, due 06/19/08	8,252,032
5,900,000		General Electric Capital Corp., 5.445%, due 07/09/07	5,900,000
2,000,000		General Electric Capital Corp., 5.479%, due 12/31/07	1,977,418
5,000,000	I	Goldman Sachs Group Inc., 5.350%, due 04/11/08	5,000,000
4,200,000	#	Goldman Sachs Group Inc., 5.370%, due 08/15/08	4,200,511
2,900,000	@@, #	HBOS Treasury Services PLC, 5.300%, due 07/31/08	2,900,000
1,500,000	@@, #	HBOS Treasury Services PLC, 5.430%, due 11/20/07	1,500,520
6,300,000	@@, #	HBOS Treasury Services PLC, 5.430%, due 06/24/08	6,300,097
2,000,000		HSBC Finance Corp., 5.312%, due 01/15/08	1,992,831
2,857,000		HSBC Finance Corp., 5.368%, due 03/11/08	2,833,046
4,120,000		HSBC Finance Corp., 5.383%, due 02/15/08	4,130,505
3,155,000		HSBC Finance Corp., 5.388%, due 06/17/08	3,183,864
250,000		JP Morgan Chase, 5.424%, due 09/01/07	249,461
1,800,000		Lehman Brothers Holdings, Inc., 5.390%, due 05/29/08	1,800,631
1,400,000		Lehman Brothers Holdings, Inc., 5.859%, due 02/01/08	1,412,131
1,500,000	#	MBIA Global Funding LLC, 5.315%, due 03/14/08	1,500,000
7,000,000	#	MBIA Global Funding LLC, 5.350%, due 11/28/07	7,000,697
2,500,000	#	MBIA Global Funding LLC, 5.370%, due 02/15/08	2,500,609
2,000,000	#	MBIA Global Funding LLC, 5.390%, due 01/11/08	2,000,946
1,661,000		Merrill Lynch & Co., Inc., 5.323%, due 04/21/08	1,639,649
2,000,000		Morgan Stanley, 5.390%, due 04/25/08	2,000,803
6,000,000		Morgan Stanley, 5.400%, due 08/04/08	6,003,118
4,000,000		Morgan Stanley, 5.410%, due 03/07/08	4,002,110
1,000,000		Morgan Stanley, 5.480%, due 07/27/07	1,000,107
1,000,000		Morgan Stanley, 5.482%, due 11/09/07	1,000,506
2,253,000		Morgan Stanley, 5.485%, due 01/18/08	2,254,720
3,500,000		Natixis SA, 5.310%, due 12/05/07	3,499,706
2,000,000		Royal Bank of Canada, 5.305%, due 04/02/08	1,999,804
6,000,000		Royal Bank of Canada, 5.316%, due 01/22/08	5,998,416
3,000,000	@@, #	Royal Bank of Scotland, 5.360%, due 12/21/07	3,000,276
9,000,000	@@, #	Santander US Debt SA, 5.366%, due 02/06/08	9,001,566
1,000,000	@@, #	Santander US Debt SA, 5.370%, due 09/21/07	1,000,078
3,925,000		Suntrust Bank, 5.408%, due 07/01/07	3,925,000
700,000		Toyota Motor Credit Corp., 5.286%, due 03/17/08	699,600
1,000,000		Toyota Motor Credit Corp., 5.286%, due 03/24/08	999,404
8,000,000		Toyota Motor Credit Corp., 5.340%, due 06/16/08	8,001,805
3,500,000	@@, C	UBS AG, 5.437%, due 11/28/07	3,499,317
7,500,000		Washington Mutual Bank, 5.390%, due 04/18/08	7,501,388
5,700,000		Washington Mutual Bank, 5.400%, due 11/16/07	5,700,872
2,100,000		Westpac Banking Corp., 5.420%, due 07/11/08	2,100,000

		Total Corporate Bonds/Notes
		(Cost $214,275,612)	214,275,612

U.S. GOVERNMENT AGENCY OBLIGATION: 0.8%
3,000,000		Federal Home Loan Bank, 4.000%, due 06/13/08	2,966,103

PORTFOLIO OF INVESTMENTS
Brokerage Cash Reserves(1)	as of June 30, 2007 (Unaudited) (continued)

Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATION (continued)
	Total U.S. Government Agency Obligations
	(Cost $2,966,103)	$2,966,103

REPURCHASE AGREEMENT: 2.9%
$10,589,000		Deutsche Bank Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $10,593,677 to be received upon repurchase (Collateralized by $10,704,000 various U.S. Government Agencies, 3.750% - 5.550%, market value plus accrued interest $10,804,328, due 08/15/08 - 02/16/17).		10,589,000
		Total Repurchase Agreement
		(Cost $10,589,000)		10,589,000

		Total Investments in Securities
		(Cost $365,887,031)*	100.6%	$365,887,031
		Other Assets and Liabilities — Net	(0.6)	(2,247,182)
		Net Assets	100.0%	$363,639,849

	(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less.  Rate shown reflects current rate.

	ABS	Asset-Backed Securities
	CDO	Collateralized Debt Obligations
	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	I	Illiquid security
	*	Cost for federal income tax purposes is the same for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING Money Market Fund(1)	as of June 30, 2007 (Unaudited)

Principal Amount			Value
CERTIFICATE OF DEPOSIT: 1.4%
$4,800,000		Mizuho Corporate Bank, 5.310%, due 07/17/07	$4,800,000

		Total Certificate of Deposit
		(Cost $4,800,000)	4,800,000

COLLATERALIZED MORTGAGE OBLIGATION: 0.6%
2,000,000	@@, #, C	Cheyne High Grade ABS CDO Ltd., 5.370%, due 11/13/07	2,000,000

		Total Collateralized Mortgage Obligation
		(Cost $2,000,000)	2,000,000

COMMERCIAL PAPER: 33.8%
11,000,000	@@, #	ASB Finance Ltd., 5.100%, due 01/25/08	10,808,605
1,500,000		Bank of America Corp., 5.260%, due 09/21/07	1,482,028
2,250,000		Cafco, LLC, 5.280%, due 07/17/07	2,244,720
15,000,000	#	Concord Minutemen Capital Co., LLC, 5.260%, due 07/27/07	14,950,880
14,500,000		Crown Point Capital Corp., 5.305%, due 07/09/07	14,462,184
900,000	@@	Danske Corp., 5.250%, due 08/20/07	893,438
13,500,000		Duke Funding High Grade I Ltd., 5.290%, due 07/06/07	13,476,822
2,500,000		Jupiter Securitization Corp., 5.350%, due 07/12/07	2,495,913
15,000,000		Monument Gardens Funding, LLC, 5.320%, due 07/25/07	14,937,236
3,000,000		Old Line Funding, LLC, 5.300%, due 07/25/07	2,989,400
4,000,000		Park Avenue Receivables Corp., 5.300%, due 07/16/07	3,991,167
13,000,000	#	St. Germain Holdings Ltd., 5.290%, due 07/11/07	12,975,869
14,500,000		Tulip Funding Corp., 5.340%, due 07/30/07	14,467,324
400,000		UBS Finance, 5.215%, due 05/11/07	398,597
2,000,000		Westpac Securities New Zealand, 5.255%, due 07/27/07	1,992,409

		Total Commercial Paper
		(Cost $112,566,592)	112,566,592

CORPORATE NOTES: 59.5%
1,000,000	@@	Alliance & Leicester PLC, 5.435%, due 01/14/08	1,000,387
1,250,000		Allstate Life Global Funding II, 5.320%, due 08/27/08	1,250,115
2,060,000	#	Allstate Life Global Funding II, 5.476%, due 06/20/08	2,002,787
700,000		American Express Bank FSB, 5.290%, due 08/10/07	699,991
3,000,000		American Express Centurion, 5.320%, due 08/20/08	3,000,057
1,620,000		American Express Centurion, 5.330%, due 03/10/08	1,620,328
1,000,000		American Express Centurion, 5.400%, due 11/16/07	1,000,370
2,650,000		American Express Centurion, 5.410%, due 09/14/07	2,650,578
900,000		American Express Credit Corp., 5.340%, due 12/12/07	900,158
8,250,000	#, C	American General Finance Corp., 5.370%, due 08/15/08	8,251,680
5,084,000		American General Finance Corp., 5.374%, due 11/15/07	5,068,601
1,250,000		American General Finance Corp., 5.480%, due 01/18/08	1,250,972
4,250,000	#	American Honda Finance Corp., 5.360%, due 03/11/08	4,216,849
1,000,000	#	American Honda Finance Corp., 5.380%, due 02/04/08	1,000,498
2,000,000	#	American Honda Finance Corp., 5.470%, due 08/23/07	2,000,381
600,000	@@, #	ANZ National Bank, 5.302%, due 05/16/08	594,766
1,500,000	@@, #	Banco Santander Totta, 5.330%, due 08/15/08	1,500,071
2,000,000	#	Bank of New York Co., Inc., 5.380%, due 05/27/08	2,000,000
1,000,000		Bank of New York Co., Inc., 5.428%, due 09/01/07	997,467

PORTFOLIO OF INVESTMENTS
ING Money Market Fund(1)	as of June 30, 2007 (Unaudited) (continued)

Principal Amount			Value
CORPORATE NOTES (continued)
$1,500,000		Bear Stearns Cos., Inc., 5.370%, due 08/01/07	$1,500,048
2,350,000		Bear Stearns Cos., Inc., 5.380%, due 08/28/08	2,350,000
2,500,000		Bear Stearns Cos., Inc., 5.400%, due 08/04/08	2,500,000
1,000,000		Bear Stearns Cos., Inc., 5.420%, due 01/15/08	1,000,640
1,000,000		Bear Stearns Cos., Inc., 5.465%, due 01/31/08	991,683
4,008,000		Bear Stearns Cos., Inc., 5.486%, due 02/08/08	4,011,334
1,050,000		Bear Stearns Cos., Inc., 5.510%, due 04/29/08	1,051,441
2,800,000		Canadian Imperial Bank of Commerce, 5.360%, due 02/14/08	2,800,617
2,500,000		Citigroup Funding, Inc., 5.360%, due 03/14/08	2,500,727
3,000,000		Credit Suisse, 5.320%, due 03/14/08	3,000,000
1,500,000		Credit Suisse, 5.456%, due 06/01/08	1,513,795
1,000,000		Credit Suisse, 5.470%, due 06/02/08	1,001,163
3,200,000	@@, #	Danske Bank A/S, 5.290%, due 08/20/08	3,199,727
7,750,000	@@	Deutsche Bank, 5.360%, due 06/19/08	7,751,908
5,000,000		General Electric Capital Corp., 5.445%, due 07/09/07	5,000,000
5,000,000	I	Goldman Sachs Group Inc., 5.350%, due 04/11/08	5,000,000
3,700,000	#	Goldman Sachs Group Inc., 5.370%, due 08/15/08	3,700,767
1,400,000	@@, #	HBOS Treasury Services PLC, 5.300%, due 07/31/08	1,400,000
5,700,000	@@, #	HBOS Treasury Services PLC, 5.430%, due 06/24/08	5,700,104
1,600,000	@@, #	HBOS Treasury Services PLC, 7.093%, due 07/23/07	1,598,353
1,700,000		HSBC Finance Corp., 5.312%, due 01/15/08	1,693,907
2,858,000		HSBC Finance Corp., 5.312%, due 06/17/08	2,885,363
1,400,000		HSBC Finance Corp., 5.368%, due 03/11/08	1,388,259
1,675,000		HSBC Finance Corp., 5.383%, due 02/15/08	1,679,589
1,800,000		Lehman Brothers Holdings, Inc., 5.390%, due 05/29/08	1,800,631
800,000		Lehman Brothers Holdings, Inc., 5.930%, due 02/01/08	806,759
1,000,000		Marshall & Ilsley Bank, 5.345%, due 08/1/07	999,985
1,500,000	#	MBIA Global Funding LLC, 5.315%, due 03/14/08	1,500,000
6,000,000	#	MBIA Global Funding LLC, 5.350%, due 11/28/07	6,000,598
2,500,000	#	MBIA Global Funding LLC, 5.370%, due 02/15/08	2,500,609
2,000,000	#	MBIA Global Funding LLC, 5.390%, due 01/11/08	2,000,946
1,068,000		Merrill Lynch & Co., Inc., 5.294%, due 11/15/07	1,062,962
1,500,000		Merrill Lynch & Co., Inc., 5.323%, due 04/21/08	1,480,674
2,000,000		Morgan Stanley, 5.360%, due 08/01/08	2,000,803
2,000,000		Morgan Stanley, 5.390%, due 04/25/08	2,001,280
4,000,000		Morgan Stanley, 5.400%, due 08/04/08	4,002,110
4,000,000		Morgan Stanley, 5.410%, due 03/07/08	4,002,730
1,500,000		Morgan Stanley, 5.485%, due 01/18/08	1,501,244
3,000,000		Natixis SA, 5.310%, due 12/05/07	2,999,748
3,000,000		Royal Bank of Canada, 5.305%, due 04/02/08	2,999,705
6,750,000		Royal Bank of Canada, 5.316%, due 01/22/08	6,747,624
5,000,000	@@, #	Royal Bank of Scotland, 5.360%, due 12/21/07	5,000,460
8,000,000	@@, #	Santander US Debt SA, 5.366%, due 02/06/08	8,001,390
1,000,000	@@, #	Santander US Debt SA, 5.370%, due 09/21/07	1,000,078
1,000,000		Suntrust Bank, 5.450%, due 06/01/08	1,007,006
600,000		Toyota Motor Credit Corp., 5.286%, due 03/17/08	599,657
900,000		Toyota Motor Credit Corp., 5.286%, due 03/24/08	899,464
7,500,000		Toyota Motor Credit Corp., 5.340%, due 06/16/08	7,501,692
3,500,000	@@, C	UBS AG, 5.437%, due 11/28/07	3,499,317
6,500,000		US Bank, 5.390%, due 10/01/07	6,500,961
3,000,000		Washington Mutual Bank, 5.340%, due 09/17/07	2,999,953
4,200,000		Washington Mutual Bank, 5.390%, due 04/18/08	4,200,702
5,000,000		Washington Mutual Bank, 5.400%, due 11/16/07	5,000,845
1,600,000		Westpac Banking Corp., 5.420%, due 07/11/08	1,600,000

		Total Corporate Notes
		(Cost $198,445,414)	198,445,414

U.S. GOVERNMENT AGENCY OBLIGATION: 0.8%
2,750,000		Federal Home Loan Bank, 4.000%, due 06/13/08	2,718,928

PORTFOLIO OF INVESTMENTS
ING Money Market Fund(1)	as of June 30, 2007 (Unaudited) (continued)

Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATION (continued)
	Total U.S. Government Agency Obligation
	(Cost $2,718,928)	$2,718,928

REPURCHASE AGREEMENT: 4.9%
$16,380,000		Deutsche Bank Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $16,387,235 to be received upon repurchase (Collateralized by $17,008,000 various U.S. Government Agencies, 5.400%, market value plus accrued interest $16,708,239, due 02/25/15-10/05/16).		16,380,000

		Total Repurchase Agreement
		(Cost $16,380,000)		16,380,000

		Total Investments in Securities
		(Cost $336,910,934)*	101.0%	$336,910,934
		Other Assets and Liabilities — Net	(1.0)	(3,322,592)
		Net Assets	100.0%	$333,588,342

	(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less.  Rate shown reflects current rate.

	ABS	Asset-Backed Securities
	CDO	Collateralized Debt Obligations
	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date
	I	Illiquid security
	*	Cost for federal income tax purposes is the same as for financial statement purposes.

Item 2. Controls and Procedures.

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 29, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 29, 2007